SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Details)	12 Months Ended
Dec. 31, 2014
Significant Accounting Policies 1	90.00%
Significant Accounting Policies 2	10.00%
Significant Accounting Policies 3	0
Significant Accounting Policies 4	964,500
Significant Accounting Policies 5	964,500
Significant Accounting Policies 6	2,426,000
Significant Accounting Policies 7	2,489,000
Significant Accounting Policies 8	2,639,000